Total
Empiric 2500 Fund
Empiric 2500 Fund
Average Annual Total Returns (for the periods ended December 31, 2021)
Average Annual Total Returns - Empiric 2500 Fund		1 Year	5 Years	10 Years
Empiric 2500 Fund Class A		9.41%	14.09%	12.16%
Empiric 2500 Fund Class A | After Taxes on Distributions		9.27%	13.68%	10.99%
Empiric 2500 Fund Class A | After Taxes on Distributions and Sales		5.66%	11.29%	9.49%
Empiric 2500 Fund Class C		15.21%	14.59%	11.98%
MSCI USA Small Cap Index (reflects no deduction for fees, expenses or taxes)	[1]	19.56%	13.84%	14.52%
Bloomberg 2500 Index (reflects no deduction for fees, expenses or taxes)	[1]	18.63%	13.65%	14.33%
[1]	The Fund has changed its benchmark from the Bloomberg 2500 Index to the MSCI USA Small Cap Index because the MSCI USA Small Cap Index better represents the Fund’s investment strategy.

MUTUAL FUND SERIES TRUST

Empiric 2500 Fund

(the “Fund”)

Class A: EMCAX     Class C: EMCCX

August 26, 2022

The following information supplements certain information contained in the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated February 1, 2022

Effective September 23, 2022, the Fund’s name will change to the “Empiric Fund.” All references to “Empiric 2500 Fund” in the Prospectus, Summary Prospectus and Statement of Additional Information are hereby replaced with “Empiric Fund.”

The Fund’s benchmark will also change from the Bloomberg 2500 Index to the MSCI USA Small Cap Index. The Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns

(for the periods ended December 31, 2021)

Class A	1 Year	5 Year	10 Year
Return Before Taxes	9.41%	14.09%	12.16%
Return After Taxes on Distributions	9.27%	13.68%	10.99%
Return After Taxes on Distributions and Sale of Fund Shares	5.66%	11.29%	9.49%
Class C
Return Before Taxes	15.21%	14.59%	11.98%
MSCI USA Small Cap Index (reflects no deduction for fees, expenses or taxes)*	19.56%	13.84%	14.52%
Bloomberg 2500 Index (reflects no deduction for fees, expenses or taxes)*	18.63%	13.65%	14.33%

*	The Fund has changed its benchmark from the Bloomberg 2500 Index to the MSCI USA Small Cap Index because the MSCI USA Small Cap Index better represents the Fund’s investment strategy.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated February 1, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-839-7424 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.